Cash and Investments - Interest and dividends and share of profit of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Cash and short term investments	$ 101.5	$ 26.8
Bonds	753.1	488.5
Derivatives and other invested assets	18.9	53.1
Interest income	873.5	568.4
Dividends:
Dividend income	140.4	108.2
Investment expenses	(52.1)	(35.8)
Interest and dividends	961.8	640.8
Share of profit of associates	1,014.7	402.0
Preferred stocks
Dividends:
Dividend income	39.7	14.1
Common stocks
Dividends:
Dividend income	100.7	94.1
Associates
Dividends:
Share of profit of associates	$ 1,014.7	$ 402.0